REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Calamos Aksia Alternative Credit and Income
Fund
In planning and performing our audit of the
financial statements of Calamos Aksia Alternative
Credit and Income Fund (the Fund) as of and for
the year ended March 31, 2026, in accordance
with the standards of the Public Company
Accounting Oversight Board (United States)
(PCAOB), we considered the Funds internal
control over financial reporting, including
controls over safeguarding securities, as a basis
for designing our auditing procedures for the
purpose of expressing our opinion on the
financial statements and to comply with the
requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the
effectiveness of the Funds internal control over
financial reporting. Accordingly, we express no
such opinion.
The management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the
expected benefits and related costs of controls. A
funds internal control over financial reporting is a
process designed to provide reasonable
assurance regarding the reliability of financial
reporting and the preparation of financial
statements for external purposes in accordance
with generally accepted accounting principles
(GAAP). A funds internal control over financial
reporting includes those policies and
procedures than
(1) pertain to the maintenance of records that, in
reasonable detail, accurately and fairly reflect
the transactions and dispositions of the assets of
the fund; (2) provide reasonable assurance that
transactions are recorded as necessary to permit
preparation of financial statements in
accordance with GAAP, and that receipts and
expenditures of the fund are being made only in
accordance with authorizations of management
and trustees of the fund; and (3) provide
reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use
or disposition of a funds assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent
or detect misstatements. Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or
that the degree of compliance with the policies
or procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of
a control does not allow management or
employees, in the normal course of performing
their assigned functions, to prevent or detect
misstatements on a timely basis. A material
weakness is a deficiency, or combination of
deficiencies, in internal control over financial
reporting, such that there is a reasonable
possibility that a material misstatement of the
Funds annual or interim financial statements will
not be prevented or detected on a timely basis.
Our consideration of the Funds internal control
over financial reporting was for the limited
purpose described in the first paragraph and
would not necessarily disclose all deficiencies in
internal control that might be material
weaknesses under standards established by the
PCAOB. However, we noted no deficiencies in
the Funds internal control over financial
reporting and its operation, including controls
over safeguarding securities, that we consider to
be a material weakness as defined above as of
March 31, 2026.
This report is intended solely for the information
and use of management and the Board of
Trustees of the Fund and the Securities and
Exchange Commission and is not intended to be
and should not be used by anyone other than
these specified parties.
     /s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Philadelphia, PA
May 28, 2026